Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions
13.	Related party transactions

In the normal course of business, the Company pays management fees to Wai Kee for performing sales, accounting and administrative services for CNT HK. The Company paid management fees of $60,000 for the year ended December 31, 2011 (2010 - $63,000, 2009 - $114,000) of which $5,000 remains outstanding as at December 31, 2011 (2010 - $10,000, 2009 - $17,000) and is included in accounts payable and accrued liabilities. This related party transaction is measured at the fair value.